RELATED PARTY TRANSACTIONS AND BALANCES (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due from a related party		$ 235,905
Mr. Xinglin Yao [Member]
Related Party Transaction [Line Items]
Due from a related party		$ 235,905